Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events

The Plan has evaluated all events subsequent to the date of the statements of net assets available for benefits and has determined there are no subsequent events that require disclosure.